Operating Segment Information - Schedule of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Revenue [Line Items]
Total revenue	¥ 574,120	$ 82,098	¥ 980,650	¥ 221,984
Chinese mainland [Member]
Schedule of Revenue [Line Items]
Total revenue	574,120	82,098	302,235	221,984
Switzerland [Member]
Schedule of Revenue [Line Items]
Total revenue			¥ 678,415